Prepayment and Other Current Assets (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 10, 2022	Apr. 05, 2022	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Apr. 07, 2022
Prepayment and Other Current Assets (Details) [Line Items]
Interest rate percentage						0.10%
Loan Agreement [Member]
Prepayment and Other Current Assets (Details) [Line Items]
Agreement, amount				$ 400,000
AGM Group Ltd [Member]
Prepayment and Other Current Assets (Details) [Line Items]
Agreement, amount		$ 900,000
Securities percentage				10.00%
Interest rate percentage		1.00%
Muliang Agriculture Limited [Member]
Prepayment and Other Current Assets (Details) [Line Items]
Agreement, amount	$ 280,000		$ 25,000
Interest rate percentage					1.00%